Non-cash items (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-cash Items
Additions to right-of-use assets	R$ 47,462	R$ 90,331	R$ 40,285
Total	R$ 47,462	R$ 90,331	R$ 40,285